Earnings (Loss) Per Share (Details) - Schedule of Weighted Average Shares Outstanding and the Basic and Diluted Loss Per Common Share - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Weighted Average Shares Outstanding and the Basic and Diluted Loss Per Common Share [Abstract]
Net loss per common share attributable to common shareholders	$ (5,981,334)	$ (13,440,062)	$ (11,336,623)	$ (14,801,040)	$ (20,071,529)	$ (5,815,824)
Weighted average common shares outstanding					24,001	11,875
Basic loss per share					$ (836.28)	$ (489.75)